United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/21

Date of Reporting Period: 09/30/21

Item 1.	Reports to Stockholders
Annual Shareholder Report
September 30, 2021

Share Class | Ticker	A | FGFSX	Institutional | FGFIX

Federated Hermes Core Bond Fund
(formerly, Federated Hermes Select Total Return Bond Fund)
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2020 through September 30, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Core Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2021, was 2.94% for the Class A Shares and 3.23% for the Institutional Shares.1 The 3.23% total return of the Institutional Shares for the reporting period consisted of 2.21% in taxable dividends and 1.02% of price appreciation in the net asset value of the shares. The Bloomberg US Aggregate Bond Index (BAB),2 the Fund’s broad-based securities market index benchmark, returned -0.90% for the same period. The total return of the Morningstar Intermediate Core Bond Funds Average (MICBFA),3 a peer group average for the Fund, was -0.27% for the same period. The Fund’s and the MICBFA’s total returns for the reporting period reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BAB.
During the reporting period, the Fund’s investment strategy focused on: (a) duration strategy;4 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund’s performance relative to the BAB.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BAB.
MARKET OVERVIEW
While the pandemic was not yet over, during the reporting period much of the U.S. and global economy reopened after the initial onset of the crisis required large swaths of the economy to shut down for several months. The result was an extremely strong but short-term boost to economic growth. The outsized jump in gross domestic product (GDP) propelled total inflation-adjusted U.S. GDP above the peak set prior to the spread of the pandemic. In addition, payroll employment rebounded strongly as employees were allowed back in workplaces and businesses shuttered in the initial stages of the pandemic reopened and brought workers back. The rebound was strengthened as highly effective vaccines, developed at stunning speed, allowed a return to more normal consumer and business activity.
Despite the strong rebound, significant challenges remained. The recent spread of the Delta variant of the coronavirus tempered consumer and business activity. Supply chain difficulties, particularly in the auto sector, cooled both consumer spending and business investment late in the reporting period. In addition to supply woes, the inability to hire workers was also a challenge for the business sector. Despite still-elevated unemployment, there were a record 11 million job openings that were proving difficult to fill. While vaccines were broadly available, the penetration rate of adult vaccinations remained stubbornly below target, and children under the age of 12 were not
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1

yet eligible. The result was a reservoir of unvaccinated individuals where the coronavirus could spread more easily and continue to impair a faster return to more normal economic conditions. These difficulties inhibited the business sector from meeting the still robust demand from consumers.
In the U.S. and many other countries, governments enacted broad fiscal support to substitute for lost wages and business sales. In concert, monetary authorities, including the Federal Reserve (the “Fed”), acted swiftly to use the full range of their authority to provide economic support and facilitate a return to durable economic growth and low unemployment. The combined fiscal and monetary support, along with a rapid economic rebound, supported risk asset prices as stocks reached record highs during the reporting period and spreads in bond markets tightened significantly. Fed policy at the close of the period remained extraordinarily accommodative. During the reporting period, the Fed held its policy rate at the 0.0%-0.25% lower bound and also continued to expand its balance sheet through large scale purchases of agency guaranteed mortgage-backed securities (MBS) and U.S. Treasury securities. During its most recent meeting the policy setting Federal Reserve Open Market Committee (FOMC) indicated that it would likely start to slow its balance sheet expansion in the near future with the expectation that it will complete purchases of additional MBS and Treasuries sometime in the middle of next year.
During the reporting period, 2-year Treasury yields increased 15 basis points to yield 0.28%, while 10-year Treasury yields increased 80 basis points to 1.49%.5
Duration
The Fund maintained a shorter than benchmark duration for the period when interest rates rose over the reporting period. This positioning positively contributed to Fund performance during the period.
The Fund uses derivatives6 as a tool to assist in managing Fund duration and yield curve exposure.7 The principal derivatives the Fund uses for this purpose are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of futures contracts negatively contributed to Fund performance. The Fund did not use options contracts during the reporting period.
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SECTOR ALLOCATION
During the reporting period, the Fund maintained a large overweight position to commercial mortgages, such as mortgages on hotel, office building or multi-family properties, relative to the Fund’s benchmark. The Fund gained exposure to commercial mortgages both by investing directly in commercial MBS (CMBS) securities as well as using CMBX swaps, a type of derivative. Credit spreads on commercial mortgages tightened during the period, contributing positively to Fund performance.8 In addition, the Fund’s specific exposure to CMBX swaps positively contributed to Fund performance. The Fund had an underweight position to corporate bonds during the reporting period relative to the Fund’s benchmark. As corporate spreads tightened during the reporting period, the underweight exposure negatively contributed to Fund performance. Overall, sector allocation had a significant positive impact on Fund performance compared to the BAB.
SECURITY SELECTION
During the reporting period, within the CMBS sector, the Fund allocated a higher share of Fund assets to CMBS that were not government guaranteed. The non-government-guaranteed CMBS outperformed CMBS that were government guaranteed.9 Security selection within the Fund’s agency MBS holdings was also positive. Overall, security selection made a positive contribution to Fund performance.
1
Effective May 27, 2021, Federated Hermes Select Total Return Bond Fund was renamed Federated Hermes Core Bond Fund and the Fund’s former Service Shares were re-designated as Class A Shares.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BAB.
3
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
4
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
7
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
8
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
9
Fund shares are not guaranteed by the U.S. government.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Core Bond Fund (the “Fund”) from September 30, 2011 to September 30, 2021, compared to the Bloomberg U.S. Aggregate Bond Index (BAB)2 and the Morningstar Intermediate Core Bond Funds Average (MICBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2021
■ Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
Average Annual Total Returns for the Period Ended 9/30/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-1.69%	1.52%	1.93%
Institutional Shares	3.23%	2.76%	2.71%
BAB	-0.90%	2.94%	3.01%
MICBFA	-0.27%	2.92%	3.05%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The BAB and the MICBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. The Fund’s former Service Shares have been re-designated as the Class A Shares effective May 27, 2021. For the periods prior to the re-designation the performance information shown for the Class A Shares is for the Fund’s former Service Shares and has not been adjusted, except that it includes Class A sales charges.
2
The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Aggregate Bond Index” to “Bloomberg US Aggregate Bond Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	36.8%
Corporate Debt Securities	29.8%
Agency Risk Transfer Security	10.7%
U.S. Treasury Securities	7.7%
Non-Agency Commercial Mortgage-Backed Security	5.3%
U.S. Government Agency Security	5.0%
Foreign Governments/Agencies	1.0%
U.S. Government Agency Adjustable Rate Mortgages	0.4%
Asset-Backed Securities	0.3%
Non-Agency Mortgage-Backed Securities	0.2%
Collateralized Mortgage Obligations	0.1%
Cash Equivalents[2]	5.9%
Derivative Contracts[3]	1.4%
Repurchase Agreement	0.7%
Other Assets and Liabilities—Net[4]	(5.3)%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Affiliated investment companies (other than an affiliated money market mutual fund) in which the
Fund invested less than 10% of its net assets are listed individually in the table.

2	Cash Equivalents include any investments in money market mutual funds.
3
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2021
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 36.8%
	Federal Home Loan Mortgage Corporation— 31.2%
$3,278,695	2.500%, 1/1/2051	$3,382,008
2,486,524	3.000%, 10/1/2050	2,635,778
16,264	7.500%, 1/1/2027	18,212
2,125	7.500%, 1/1/2031	2,497
894	7.500%, 1/1/2031	1,011
1,548	7.500%, 1/1/2031	1,812
20,597	7.500%, 2/1/2031	23,948
61,948	7.500%, 2/1/2031	73,292
	TOTAL	6,138,558
	Federal National Mortgage Association— 1.3%
19,525	5.000%, 4/1/2036	21,998
129,003	5.500%, 11/1/2035	148,996
35,706	6.000%, 2/1/2026	40,203
2,356	6.000%, 5/1/2036	2,767
424	6.500%, 7/1/2029	486
850	6.500%, 5/1/2030	969
3,565	6.500%, 2/1/2031	4,128
3,178	6.500%, 4/1/2031	3,685
293	6.500%, 4/1/2031	342
4,085	6.500%, 5/1/2031	4,732
4,056	6.500%, 6/1/2031	4,703
6,763	6.500%, 7/1/2031	7,909
843	6.500%, 8/1/2031	961
2,650	7.000%, 4/1/2029	3,081
816	7.000%, 4/1/2029	949
4,329	7.000%, 5/1/2029	4,989
2,046	7.000%, 2/1/2030	2,387
2,153	8.000%, 12/1/2026	2,404
	TOTAL	255,689
	Government National Mortgage Association— 0.5%
18,868	5.000%, 7/15/2023	19,448
5,450	7.000%, 10/15/2028	6,158
1,072	7.000%, 12/15/2028	1,213
3,117	7.000%, 2/15/2029	3,442
1,248	7.000%, 6/15/2029	1,422
4,168	8.000%, 10/15/2030	4,823
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Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 57,734		8.000%, 11/15/2030	$67,350
		TOTAL	103,856
		Uniform Mortgage-Backed Securities, TBA— 3.8%
750,000	[1]	2.000%, 10/1/2051	751,922
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,288,375)	7,250,025
	[2]	AGENCY RISK TRANSFER SECURITIES— 10.7%
416,047		FHLMC - STACR 2015-DNA, Class M3, 3.986% (1-month USLIBOR +3.900%), 12/25/2027	420,024
1,000,000		FHLMC - STACR 2017-DNA3, Class M2, 2.586% (1-month USLIBOR +2.500%), 3/25/2030	1,023,449
635,264		FNMA - CAS 2016-C04, Class 1M2, 4.336% (1-month USLIBOR +4.250%), 1/25/2029	658,412
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $2,139,152)	2,101,885
		U.S. TREASURIES— 7.7%
		U.S. Treasury Bonds— 2.9%
50,000		2.000%, 8/15/2051	49,078
500,000		2.375%, 11/15/2049	531,805
		TOTAL	580,883
		U.S. Treasury Notes— 4.8%
550,000		0.875%, 9/30/2026	547,078
400,000		1.250%, 8/15/2031	390,313
		TOTAL	937,391
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,507,539)	1,518,274
		COMMERCIAL MORTGAGE-BACKED SECURITY— 5.3%
		Non-Agency Commercial Mortgage-Backed Securities— 5.3%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	1,047,252
		GOVERNMENT AGENCY— 5.0%
		Federal Farm Credit System— 5.0%
1,000,000		0.700%, 1/27/2027 (IDENTIFIED COST $1,000,000)	982,299
	[2]	ADJUSTABLE RATE MORTGAGES— 0.4%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
14,926		1.965%, 7/1/2035	15,526
		Federal National Mortgage Association ARM— 0.3%
20,617		1.995%, 7/1/2034	21,445
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Principal Amount or Shares			Value
	[2]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association ARM— continued
$ 46,891		2.425%, 2/1/2036	$49,395
		TOTAL	70,840
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $82,431)	86,366
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.3%
		Federal National Mortgage Association— 0.1%
22,711		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	25,083
		Non-Agency Mortgage-Backed Securities— 0.2%
73,939		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	27,050
4,438		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1,895
		TOTAL	28,945
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $100,654)	54,028
		ASSET-BACKED SECURITY— 0.3%
		Auto Receivables— 0.3%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027 (IDENTIFIED COST $49,981)	49,815
		INVESTMENT COMPANIES— 37.5%
518,649		Federated Hermes Corporate Bond Strategy Portfolio	6,228,970
1,155,308		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	1,155,308
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,382,031)	7,384,278
		TOTAL INVESTMENT IN SECURITIES—104.0% (IDENTIFIED COST $20,580,153)[4]	20,474,222
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[5]	(781,166)
		TOTAL NET ASSETS—100%	$19,693,056
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At September 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 5-Year Long Futures	9	$1,104,680	December 2021	$(7,122)
[6]United States Treasury Ultra Bond Long Futures	2	$382,125	December 2021	$(14,020)
Short Futures:
[6]United States Treasury Long Bond Short Futures	2	$318,438	December 2021	$6,874
[6]United States Treasury Notes 10-Year Short Futures	3	$394,828	December 2021	$4,985
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(9,283)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 9/30/2020	$—	$4,355,056	$4,355,056
Purchases at Cost	$7,200,000	$12,209,262	$19,409,262
Proceeds from Sales	$(1,000,000)	$(15,409,010)	$(16,409,010)
Change in Unrealized Appreciation/Depreciation	$2,246	N/A	$2,246
Net Realized Gain/(Loss)	$26,724	N/A	$26,724
Value as of 9/30/2021	$6,228,970	$1,155,308	$7,384,278
Shares Held as of 9/30/2021	518,649	1,155,308	1,673,957
Dividend Income	$106,453	$623	$107,076
Gain Distributions Received	$2,588	N/A	$2,588
The Fund invests in Federated Hermes Corporate Bond Strategy Portfolio (FCP), a diversified portfolio of Federated Hermes Managed Pool Series (the “Trust”) which is also managed by the Adviser. The investment objective of FCP is to provide total return. Income distributions from FCP are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FCP, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At September 30, 2021, FCP represents 31.6% of the Fund’s net assets.
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Therefore, the performance of the Fund is directly affected by the performance of FCP. A copy of FCP’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $20,580,828.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$7,250,025	$—	$7,250,025
Agency Risk Transfer Securities	—	2,101,885	—	2,101,885
U.S. Treasuries	—	1,518,274	—	1,518,274
Commercial Mortgage-Backed Security	—	1,047,252	—	1,047,252
Government Agency	—	982,299	—	982,299
Adjustable Rate Mortgages	—	86,366	—	86,366
Collateralized Mortgage Obligations	—	54,028	—	54,028
Asset-Backed Security	—	49,815	—	49,815
Investment Companies	7,384,278	—	—	7,384,278
TOTAL SECURITIES	$7,384,278	$13,089,944	$—	$20,474,222
Other Financial Instruments:[1]
Assets	$11,859	$—	$—	$11,859
Liabilities	(21,142)	—	—	(21,142)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(9,283)	$—	$—	$(9,283)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.77	$9.63	$9.25	$9.59	$9.81
Income From Investment Operations:
Net investment income (loss)	0.12[2]	0.17[2]	0.23	0.22	0.18
Net realized and unrealized gain (loss)	0.17	0.20	0.39	(0.33)	(0.18)
Total From Investment Operations	0.29	0.37	0.62	(0.11)	—
Less Distributions:
Distributions from net investment income	(0.19)	(0.23)	(0.24)	(0.23)	(0.22)
Net Asset Value, End of Period	$9.87	$9.77	$9.63	$9.25	$9.59
Total Return[3]	2.94%	3.89%	6.82%	(1.19)%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	0.62%	0.66%	0.80%	0.81%	0.81%
Net investment income	1.24%	1.75%	2.46%	2.33%	1.91%
Expense waiver/reimbursement[6]	1.47%	1.11%	0.69%	0.44%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,521	$4,534	$4,540	$7,143	$11,269
Portfolio turnover	216%	333%	391%[7]	72%	277%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	82%	203%	186%	18%	63%

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.78	$9.63	$9.25	$9.59	$9.82
Income From Investment Operations:
Net investment income (loss)	0.15[1]	0.21[1]	0.26	0.25	0.21
Net realized and unrealized gain (loss)	0.16	0.20	0.39	(0.33)	(0.19)
Total From Investment Operations	0.31	0.41	0.65	(0.08)	0.02
Less Distributions:
Distributions from net investment income	(0.21)	(0.26)	(0.27)	(0.26)	(0.25)
Net Asset Value, End of Period	$9.88	$9.78	$9.63	$9.25	$9.59
Total Return[2]	3.23%	4.30%	7.14%	(0.89)%	0.20%
Ratios to Average Net Assets:
Net expenses[3]	0.33%	0.37%	0.50%	0.51%	0.50%
Net investment income	1.53%	2.15%	2.75%	2.63%	2.21%
Expense waiver/reimbursement[4]	1.34%	0.84%	0.48%	0.24%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,173	$22,347	$44,841	$90,789	$121,240
Portfolio turnover	216%	333%	391%[5]	72%	277%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	82%	203%	186%	18%	63%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
September 30, 2021

Assets:
Investment in securities, at value including $7,384,278 of investment in affiliated holdings* (identified cost $20,580,153)	$20,474,222
Income receivable	48,326
Receivable for investments sold	1,000,075
Total Assets	21,522,623
Liabilities:
Payable for investments purchased	1,745,763
Payable for shares redeemed	63,697
Payable for variation margin on futures contracts	207
Income distribution payable	8,962
Payable to adviser (Note 5)	3,209
Payable for administrative fee (Note 5)	42
Payable for other service fees (Notes 2 and 5)	561
Accrued expenses (Note 5)	7,126
Total Liabilities	1,829,567
Net assets for 1,993,325 shares outstanding	$19,693,056
Net Assets Consist of:
Paid-in capital	$21,383,486
Total distributable earnings (loss)	(1,690,430)
Total Net Assets	$19,693,056
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:[1]
$2,520,525 ÷ 255,273 shares outstanding, no par value, 500,000,000 shares authorized	$9.87
Offering price per share (100/95.50 of $9.87)	$10.34
Redemption proceeds per share	$9.87
Institutional Shares:
$17,172,531 ÷ 1,738,052 shares outstanding, no par value, 1,000,000,000 shares authorized	$9.88
Offering price per share	$9.88
Redemption proceeds per share	$9.88

*	See information listed after the Fund’s Portfolio of Investments.
1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended September 30, 2021

Investment Income:
Interest	$332,713
Dividends received from affiliated holdings*	107,076
TOTAL INCOME	439,789
Expenses:
Investment adviser fee (Note 5)	82,524
Administrative fee (Note 5)	19,077
Custodian fees	8,705
Transfer agent fees	16,795
Directors’/Trustees’ fees (Note 5)	2,520
Auditing fees	32,330
Legal fees	10,709
Portfolio accounting fees	104,605
Distribution services fee (Note 5)	6,591
Other service fees (Notes 2 and 5)	9,183
Share registration costs	73,577
Printing and postage	21,362
Taxes	3,634
Miscellaneous (Note 5)	18,661
TOTAL EXPENSES	410,273
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(82,524)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(238,275)
TOTAL WAIVERS AND REIMBURSEMENTS	(320,799)
Net expenses	89,474
Net investment income	350,315
Annual Shareholder Report
16

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including net realized gain of $26,724 on sales of investments in affiliated holdings)	$442,818
Net realized loss on futures contracts	(305,533)
Net realized gain on swap contracts	1,087,062
Realized gain distribution from affiliated investment company shares	2,588
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $2,246 on investments in affiliated holdings*)	(747,985)
Net change in unrealized depreciation of futures contracts	9,848
Net change in unrealized appreciation of swap contracts	(22,301)
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	466,497
Change in net assets resulting from operations	$816,812

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended September 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$350,315	$813,918
Net realized gain (loss)	1,226,935	198,062
Net change in unrealized appreciation/depreciation	(760,438)	(285,160)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	816,812	726,820
Distributions to Shareholders:
Class A Shares[1]	(69,841)	(108,043)
Institutional Shares	(433,386)	(933,587)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(503,227)	(1,041,630)
Share Transactions:
Proceeds from sale of shares	2,410,257	8,452,018
Net asset value of shares issued to shareholders in payment of distributions declared	374,062	729,737
Cost of shares redeemed	(10,285,290)	(31,367,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,500,971)	(22,185,646)
Change in net assets	(7,187,386)	(22,500,456)
Net Assets:
Beginning of period	26,880,442	49,380,898
End of period	$19,693,056	$26,880,442

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
September 30, 2021
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Prior to May 27, 2021, the name of the Fund was Federated Hermes Select Total Return Bond Fund.
Effective May 27, 2021, the Fund’s Service Shares were re-designated as Class A Shares.
The Fund’s Class R6 Shares are effective but are not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
19

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Annual Shareholder Report
20

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $320,799 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
21

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares[1]	$9,183

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
For the year ended September 30, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Annual Shareholder Report
22

Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at September 30, 2021, is $0. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Annual Shareholder Report
23

Swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
At September 30, 2021, the Fund had no outstanding swap contracts.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $2,538,462. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,915,395 and $499,256, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options
Annual Shareholder Report
24

can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
For the year ended September 30, 2021, the Fund had no written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$9,283*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$(305,533)	$(305,533)
Credit contracts	1,087,062	—	1,087,062
TOTAL	$1,087,062	$(305,533)	$781,529
Annual Shareholder Report
25

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$9,848	$9,848
Credit contracts	(22,301)	—	(22,301)
TOTAL	$(22,301)	$9,848	$(12,453)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2021		Year Ended 9/30/2020
Class A Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	41,472	$411,797	87,500	$855,862
Shares issued to shareholders in payment of distributions declared	4,350	43,159	6,961	67,102
Shares redeemed	(254,477)	(2,522,533)	(101,917)	(959,138)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(208,655)	$(2,067,577)	(7,456)	$(36,174)
	Year Ended 9/30/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	200,476	$1,998,460	777,919	$7,596,156
Shares issued to shareholders in payment of distributions declared	33,348	330,903	68,734	662,635
Shares redeemed	(781,278)	(7,762,757)	(3,215,735)	(30,408,263)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(547,454)	$(5,433,394)	(2,369,082)	$(22,149,472)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(756,109)	$(7,500,971)	(2,376,538)	$(22,185,646)

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
Annual Shareholder Report
26

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$503,227	$1,041,630
As of September 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$192,912
Unrealized depreciation	$(117,345)
Capital loss carryforwards and deferrals	$(1,765,997)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the mark-to-market of futures contracts and straddle loss deferrals, REMIC adjustment and dollar-roll transactions.
At September 30, 2021, the cost of investments for federal tax purposes was $20,580,828. The net unrealized depreciation of investments for federal tax purposes was $117,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $97,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $214,915. The amounts presented are inclusive of derivative contracts.
As of September 30, 2021, the Fund had a capital loss carryforward of $1,765,997 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,765,997	$—	$1,765,997
The Fund used capital loss carryforwards of $937,496 to offset capital gains realized during the year ended September 30, 2021.
At September 30, 2021, for federal income tax purposes, the Fund had $10,739 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended September 30, 2021, the Adviser voluntarily waived $81,478 of its fee and voluntarily reimbursed $233,012 of other operating expenses.
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27

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2021, the Adviser reimbursed $1,046.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. Effective May 27, 2021, in connection with the re-designation of Service Shares as Class A Shares, the distribution expense under the plan was reduced from 0.25% to 0.05% of average daily net assets annually. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$6,591	$(5,263)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2021, FSC retained $1,328 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2021, FSC did not retain sales charges from the sale of the Class A Shares.
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28

Other Service Fees
For the year ended September 30, 2021, FSSC received $322 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 27, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58% and 0.33% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2022 or (b) the date of the Fund’s next effective Prospectus. Prior to May 27, 2021, the Fee Limit for the Service Shares was 0.63%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2021, were as follows:
Purchases	$7,249,982
Sales	$8,160,595
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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29

pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2021, the Fund had no outstanding loans. During the year ended September 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2021, there were no outstanding loans. During the year ended September 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Directors of the Federated Hermes Total Return Series, Inc. and Shareholders of Federated Hermes Core Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Core Bond Fund (formerly, Federated Hermes Select Total Return Bond Fund) (the “Fund”), a portfolio of Federated Hermes Total Return Series, Inc., as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 22, 2021
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32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares[2]	$1,000	$1,020.70	$3.04
Institutional Shares	$1,000	$1,022.10	$1.67
Hypothetical (assuming a 5% return before expenses):
Class A Shares[2]	$1,000	$1,022.06	$3.04
Institutional Shares	$1,000	$1,023.41	$1.67

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Institutional Shares	0.33%

2	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
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34

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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36

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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38

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Core Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Core Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
29311 (11/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
September 30, 2021

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2020 through September 30, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2021, was 1.07% for Class A Shares, 1.22% for Institutional Shares, 1.12% for Service Shares and 1.23% for R6 Shares. The total return of the Bloomberg US Short-Term Government/Corporate Index (BSTGCI),1 the Fund’s primary broad-based securities market benchmark, was 0.19% for the same period. The total return of the ICE BofA 1-Year U.S. Treasury Note Index (BOA1T),2 the Fund’s secondary broad-based securities market index, was 0.17% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),3 a peer group average for the Fund, was 0.56% for the same period. The Fund’s and LUSOFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total returns of the BSTGCI or the BOA1T.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BSTGCI were: (a) sector selection, (b) security selection, and (c) duration/yield curve positioning.4
The following discussion will focus on the performance of the Fund’s R6 Shares relative to the BSTGCI.
Market Overview
During the first quarter of the reporting period under review, the Fund continued to recover from the market dislocation brought on by the onset of the coronavirus pandemic. The previous peak net asset value of the Fund’s R6 Shares was $9.20, which occurred in early March of 2020 prior to the pandemic significantly impacting the U.S. economy. After bottoming in late March, portfolio value then increased consistently as credit spreads tightened from their March 2020 wides, and the previous peak level was once again reached at the end of November 2020. From that point, Fund value continued to increase as interest rates moved to very low levels and credit spreads continued to tighten past levels that existed prior to March 2020. The net asset value of the Fund’s R6 Shares peaked at $9.23 in early January and remained within $0.01 of that value for the remainder of the Fund’s fiscal year. As market yields at the short-end of the yield curve moved up materially from February lows to the end of the period under review, Fund value remained stable, with credit spreads remaining at tight levels. The 2-year Treasury Note began the reporting period with a yield of 0.13% before falling to a low of 0.10% on February 5, 2021, and then increased over the remaining course of the period to finish at 0.28%. The 3-year Treasury Note started the period at 0.16% and then increased over time, finishing the period at 0.51%. Finally, the 5-Year Treasury Note behaved similarly to the 3-year, beginning the period
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with a yield of 0.28%, and increasing over the course of fiscal 2021 to finish at 0.97%. Stable to tightening credit spreads helped to maintain Fund value. The option-adjusted spread (OAS) over Treasuries on the corporate portion of the Fund’s BSTGCI benchmark began the period under review at 0.49% and finished almost unchanged at 0.51%. Meanwhile, the OAS on the Bloomberg Asset-Backed Securities (ABS) Index5 began the period at 0.41% but finished the period strongly, tightening to 0.28% at September 30, 2021.
SECTOR ALLOCATION
As the BOA1T has no sector diversification and the BSTGCI has only limited sector diversification (79% of the BSTGCI was weighted in government securities at September 30, 2021 versus only 21% in corporate securities, with zero weightings in mortgage-backed securities (MBS)6 and ABS), sector allocations and performance of the Fund are discussed both on an absolute basis as well as by comparison to the BSTGCI. As mentioned above, spreads on credit products were generally unchanged or tighter during the period under review. The overall effect of positive spread movements, coupled with the carry (a measure of the return obtained from holding assets) generated by a credit-sensitive portfolio, allowed the Fund to outperform the BSTGCI. The Fund maintained overweight positions in credit products for the entire period, which allowed sector allocation to make a significant contribution to Fund performance.
At the end of the reporting period, the Fund had a 42% allocation, its largest, to ABS (predominantly backed by auto and equipment receivables). These securities performed well overall, finishing the reporting period with tighter spreads than had existed at the previous fiscal year end. Fund management continued to seek opportunities in this sector by increasing the allocation to subordinate7 ABS exposure, as management believed these securities still had room for spread improvement entering the period under review. For the reporting period, the Fund’s allocation to ABS added 64 basis points of gross return. Short duration investment-grade corporate securities (approximately 35% of assets at the end of the reporting period) also performed reasonably, adding 35 basis points of gross return during the period. But it was the Fund’s non-investment-grade exposure (5% of average Fund assets), predominantly in the form of bank loans and high yield securities, that delivered the most “bang for the buck,” adding 39 basis points of gross return during the reporting period. MBS exposure (9% of total exposure) added a further 20 basis points of gross return.
SECURITY SELECTION
Portfolio alpha (a measure of performance on a risk-adjusted basis) provided by security selection totaled 66 basis points for the reporting period. That said, when considering specific security alpha, it must be remembered that the BSTGCI contains an overwhelming proportion of non-credit (i.e., government) securities, so it is difficult to make a meaningful security contribution
Annual Shareholder Report

comparison, as there is little overlap between the security composition of the BSTGCI and those in which the Fund invests. On an absolute basis, there were no individual securities in the portfolio that generated either a return or loss of more than a single basis point to the portfolio during the fiscal year.
Effect of Derivative8 Instruments
The Fund utilized short positions in exchange-traded U.S. Treasury interest rate futures contracts to reduce duration exposure over and above that created by the Fund’s portfolio of physical securities. As rates generally rose, especially over the last seven months of the reporting period, the Fund’s derivative positions contributed 2 basis points of return relative to what Fund performance would have been had these positions not been utilized.
Duration/Yield curve
The Fund maintained a duration longer than that of the BSTGCI over the course of the reporting period. Fund duration was generally maintained between 0.9 and 1.0 years (until the end of the period when it was shortened to between 0.85–0.9 years), versus approximately 0.55 years for the BSTGCI. Though interest rates generally increased over the period, the alpha detraction from that positioning relative to the BSTGCI was only two basis points. The Fund’s yield curve positioning provided a negative offset to some of the gains made on the sector allocation and security selection sides. This positioning was deliberate; however, it was made in order to capture the income effects of both the interest rate and credit curves (i.e., the further one moves out positively sloped yield and credit curves, the more income that can be gained). Management believed the risk/reward tradeoff of a longer portfolio with healthy credit markets and a Federal Reserve believed to be unlikely to raise short-term interest rate targets until late 2022 justified both a longer effective (interest rate) and spread (credit) duration posture. The 23 basis point reduction in alpha from owning securities with longer average maturities than the BSTGCI (both floating rate and fixed) was more than made up for by the over 150 basis points generated by the combination of sector allocation and security selection alpha.
1
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
2
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOA1T.
3
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
4
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
Annual Shareholder Report

5
The Bloomberg Asset-Backed Securities (ABS) Index is the ABS component of the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index is unmanaged, and it is not possible to invest directly in an index.
6
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
7
Because subordinated debts are only repayable after senior debts have been paid, they are more risky for the lender of the money than senior debts. The debts may be secured or unsecured. Subordinated loans typically have a lower credit rating, and, therefore, a higher yield than senior debt.
8
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Ultrashort Bond Fund (the “Fund”) from September 30, 2011 to September 30, 2021, compared to the Bloomberg US Short-Term Government/Corporate Index (BSTGCI),2 the ICE BofA 1-Year US Treasury Note Index (BOA1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2021
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 9/30/2021
	1 Year	5 Years	10 Years
Class A Shares	1.07%	1.66%	1.22%
Institutional Shares	1.22%	2.09%	1.70%
Service Shares	1.12%	1.77%	1.31%
R6 Shares[5]	1.23%	2.10%	1.70%
BSTGCI	0.19%	1.45%	0.90%
BOA1T	0.17%	1.46%	0.89%
LUSOFA	0.56%	1.54%	1.16%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. Effective December 1, 2019 the maximum 2.00% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) has been eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge.
2
The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays U.S. Short-Term Government/Corporate Index” to “Bloomberg U.S. Short-Term Government/Corporate Index.” The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The BOA1T is comprised of a single issue purchased at the beginning of the month and held for a full month. The BOA1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The BOA1T has been adjusted to reflect reinvestment of dividends on securities in the index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the returns of the funds that currently comprise the category.
5
The Fund’s R6 class commenced operations on May 29, 2019. For the periods prior to the commencement of operations of the Fund’s R6 class, the performance information shown is for the Fund’s Institutional Shares (IS) class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	42.7%
Corporate Bonds	34.0%
Collateralized Mortgage Obligations	7.6%
Commercial Paper	1.8%
Commercial Mortgage-Backed Securities	1.6%
Non-Agency Mortgage-Backed Securities	1.0%
Certificates of Deposit	0.3%
Adjustable Rate Mortgages[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[3,5]	0.0%
Bank Loan Core Fund	3.1%
High Yield Bond Core Fund	1.2%
Federated Hermes Conservative Microshort Fund	0.5%
Securities Lending Collateral[6]	0.1%
Cash Equivalents[7]	8.8%
Other Assets and Liabilities—Net[8]	(2.7)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2021
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 42.7%
		Auto Receivables— 24.4%
$ 15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	$15,133,252
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,202,666
2,590,000		AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,688,586
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	2,033,382
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,468,937
6,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	6,055,135
17,825,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	17,989,865
27,000,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	26,946,084
15,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	15,545,833
63,000,000		BMW Vehicle Lease Trust 2021-2, Class A3, 0.330%, 12/26/2024	63,027,254
16,175,000		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	16,238,036
2,500,000		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,530,557
18,002,000		Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	17,842,101
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,202,730
292,434		Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	293,065
29,000,000		CarMax Auto Owner Trust 2021-1, Class A3, 0.340%, 12/15/2025	29,044,234
9,500,000		CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	9,428,272
800,000		CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	794,010
1,750,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,743,527
18,750,000	[1]	CarMax Auto Owner Trust 2021-3, Class A2B, 0.193% (1-month USLIBOR +0.110%), 9/16/2024	18,789,564
7,000,000		CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,968,310
12,075,000		CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	12,021,342
5,600,000		CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,595,954
37,000,000		Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	37,092,955
2,700,000		Carvana Auto Receivables Trust 2021-N3, Class N, 2.530%, 6/12/2028	2,710,656
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 2,893,187		Carvana Auto Receivables Trust 2021-P1, Class N, 2.160%, 12/10/2027	$2,901,282
8,582,292		Carvana Auto Receivables Trust 2021-P2, Class N, 1.880%, 5/10/2028	8,617,796
10,100,000		Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	10,126,443
28,276,928		Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	28,383,284
2,406,489		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	2,419,565
2,939,354		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	2,958,797
6,451,875		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	6,476,923
4,731,375		Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	4,755,061
21,263,072		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	21,252,119
5,557,394		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	5,554,561
2,512,908		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	2,512,665
5,197,710		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	5,229,731
635,000		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	642,929
4,705,000		Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	4,785,230
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,831,511
11,185,000		Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	11,255,316
6,750,000		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	6,767,920
42,000,000		Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	42,150,713
47,000,000		Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	47,157,469
32,870,000		Enterprise Fleet Financing LLC 2021-1, Class A2, 0.440%, 12/21/2026	32,928,808
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	7,098,577
11,500,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,593,410
6,750,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,864,338
15,000,000		Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	15,038,503
5,000,000		Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	5,011,591
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,753,313
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,117,982
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,993,605
1,244,374		Ford Credit Auto Owner Trust 2020-B, Class A2A, 0.500%, 2/15/2023	1,246,880
5,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,989,088
4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,289,364
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,550,926
2,763,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class A, 2.840%, 3/15/2024	2,800,876
16,000,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	16,231,419
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 0.683% (1-month USLIBOR +0.600%), 9/15/2024	5,034,734
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	14,144,889
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	$14,659,145
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,925,572
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,393,199
9,480,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	9,534,868
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,469,095
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,457,944
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	13,054,480
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,816,433
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	4,038,256
6,180,783		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,204,270
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,097,091
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,079,523
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	8,092,271
9,356,883	[1]	GM Financial Automobile Leasing Trust 2020-3, Class A2B, 0.217% (1-month USLIBOR +0.130%), 11/21/2022	9,375,529
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,135,760
9,640,000		GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,645,462
10,000,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	10,044,087
8,000,000		GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	8,022,807
22,750,000		GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	22,774,172
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,306,398
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,367,083
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,205,537
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,370,664
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	2,042,802
8,400,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	8,415,943
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,672,762
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,376,044
4,250,000		GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	4,252,451
4,798,395		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	4,839,842
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	$5,662,700
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,633,074
2,567,248		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	2,597,652
4,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,443,985
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,146,103
30,000,000		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	30,087,681
5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,168,539
20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	20,049,685
34,000,000		Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	34,001,975
9,367,996		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,412,829
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,604,906
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,833,051
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	5,081,912
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,126,234
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,455,799
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,390,507
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	9,276,758
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,967,808
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,237,155
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,550,529
1,894,723		Mercedes-Benz Auto Receivables Trust 2020-1, Class A2, 0.460%, 3/15/2023	1,898,772
5,330,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.683% (1-month USLIBOR +0.600%), 10/15/2023	5,341,138
33,000,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,431,914
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	18,363,362
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	4,070,158
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	20,086,224
1,786,280		Nissan Auto Receivables Owner 2020-B, Class A2A, 0.470%, 10/17/2022	1,789,651
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 4,000,000		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	$4,016,253
26,225,000	[1]	Nissan Master Owner Trust Receivables 2019-A, Class A, 0.643% (1-month USLIBOR +0.560%), 2/15/2024	26,321,209
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.513% (1-month USLIBOR +0.430%), 11/15/2023	20,042,280
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,785,348
11,892,272		Santander Consumer Auto Receivables 2021-AA, Class A2, 0.230%, 11/15/2023	11,915,833
1,500,000		Santander Consumer Auto Receivables 2021-AA, Class D, 1.570%, 1/15/2027	1,515,208
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,170,645
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	2,023,327
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,131,829
7,709,168		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	7,789,296
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	17,979,406
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	10,201,693
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	32,430,277
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,170,681
15,244,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	15,492,992
18,450,000		Santander Drive Auto Receivables Trust 2021-1, Class A3, 0.320%, 9/16/2024	18,522,003
55,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	55,313,335
41,680,000		Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	41,854,364
33,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	33,060,756
34,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	34,068,507
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	14,224,970
985,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	1,002,316
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,856,812
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,398,392
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 5,750,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	$5,801,941
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	20,361,888
15,000,000		Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	15,054,682
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	40,044,592
25,500,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	25,539,030
55,825,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	55,894,413
52,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	52,067,150
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,477,655
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	17,067,995
20,670,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	20,910,146
4,650,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,768,071
13,000,000		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	13,043,073
18,150,000		Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	18,284,210
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	10,123,081
17,350,000		Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	17,320,475
16,000,000		Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	16,053,383
6,000,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,987,248
2,753,679		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	2,784,350
4,546,959		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	4,588,634
10,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	10,037,302
52,000,000		Toyota Lease Owner Trust 2021-B, Class A4, 0.450%, 11/20/2025	51,956,824
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,523,607
34,600,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,717,581
12,000,000		Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	12,015,457
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,259,363
1,593,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,627,733
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,808,394
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,278,688
1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,417,834
1,594,297	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.333% (1-month USLIBOR +0.250%), 7/17/2023	1,597,538
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 4,769,363	World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	$4,784,052
5,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,997,875
2,650,000	World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,688,143
6,430,000	World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	6,411,412
1,685,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,673,741
3,500,000	World Omni Auto Receivables Trust 2021-A, Class C, 1.090%, 11/15/2027	3,497,296
4,500,000	World Omni Auto Receivables Trust 2021-B C, Class C, 1.290%, 12/15/2027	4,527,811
5,000,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	5,016,537
21,775,000	World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	21,800,573
5,000,000	World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,969,410
3,000,000	World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,983,962
1,771,805	World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	1,793,308
5,000,000	World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,017,120
6,000,000	World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,078,878
10,645,000	World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,818,537
5,700,000	World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,724,812
5,760,000	World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,768,434
13,578,234	World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	13,675,443
5,000,000	World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	5,109,997
2,067,570	World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	2,072,901
9,250,000	World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,305,053
7,750,000	World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,827,163
9,000,000	World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	9,110,811
9,250,000	World OMNI Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	9,236,363
5,000,000	World OMNI Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,988,172
	TOTAL	2,260,811,390
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— 4.8%
$ 8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.533% (1-month USLIBOR +0.450%), 9/16/2024	$8,223,698
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.663% (1-month USLIBOR +0.580%), 2/18/2025	6,708,275
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.403% (1-month USLIBOR +0.320%), 10/15/2025	12,066,084
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 0.423% (1-month USLIBOR +0.340%), 12/15/2025	11,605,944
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.633% (1-month USLIBOR +0.550%), 12/15/2025	10,082,664
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 0.443% (1-month USLIBOR +0.360%), 2/17/2026	3,620,406
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.653% (1-month USLIBOR +0.570%), 2/17/2026	16,663,926
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.673% (1-month USLIBOR +0.590%), 4/15/2026	18,852,401
4,202,000		American Express Credit Account Master Trust 2019-2, Class B, 2.860%, 11/15/2024	4,267,044
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.493% (1-month USLIBOR +0.410%), 1/15/2025	1,203,693
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 0.433% (1-month USLIBOR +0.350%), 3/16/2026	4,726,925
50,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	50,089,050
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,988,625
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	6,113,131
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 0.572% (1-month USLIBOR +0.490%), 12/7/2023	10,020,937
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 0.417% (1-month USLIBOR +0.330%), 1/20/2025	10,861,887
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.422% (1-month USLIBOR +0.340%), 6/7/2025	20,368,084
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 0.573% (1-month USLIBOR +0.490%), 7/15/2024	6,266,567
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.443% (1-month USLIBOR +0.360%), 4/15/2025	14,769,344
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.413% (1-month USLIBOR +0.330%), 8/15/2025	14,736,156
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.473% (1-month USLIBOR +0.390%), 3/15/2026	6,299,678
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,584,721
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 0.453% (1-month USLIBOR +0.370%), 10/16/2023	20,026,650
13,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	13,031,364
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	$3,377,385
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,176,912
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.543% (1-month USLIBOR +0.460%), 10/15/2024	7,009,507
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.603% (1-month USLIBOR +0.520%), 7/15/2024	21,607,485
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 0.433% (1-month USLIBOR +0.350%), 10/15/2023	7,009,477
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,951,338
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,236,025
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.573% (1-month USLIBOR +0.490%), 7/21/2024	24,145,130
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,935,192
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,392,461
43,200,000		Master Credit Card Trust 2021-1A, Class A, 0.530%, 11/21/2025	43,150,350
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,975,974
1,800,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.456% (1-month USLIBOR +0.370%), 12/26/2024	1,803,812
4,240,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	4,264,269
		TOTAL	439,212,571
		Equipment Lease— 4.4%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,555,715
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,718,179
4,940,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	4,989,526
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,279,217
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	10,057,969
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,532,872
8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,083,402
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,090,917
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,270,236
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,864,984
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,381,523
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,449,510
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	12,301,058
17,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	17,661,064
22,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	22,622,141
13,000,000		Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	12,967,304
10,500,000		Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	10,503,558
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,931,463
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,391,631
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Equipment Lease— continued
$ 11,848,142	DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	$11,956,914
13,251,000	DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,528,820
3,200,000	Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,218,387
7,500,000	Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,781,162
10,800,000	Great America Leasing Receivables 2020-1 old, Class B, 2.000%, 2/16/2026	11,098,763
27,500,000	Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	27,553,169
2,610,000	Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,588,653
2,750,000	HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,806,201
11,650,000	HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,803,012
2,750,000	HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,806,809
2,500,000	HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,511,415
8,000,000	HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,275,617
25,000,000	HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	25,015,935
19,640,000	HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	19,666,866
21,250,000	HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	21,244,456
15,600,000	HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	15,590,696
11,200,000	HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	11,178,484
50,845	John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	51,013
1,288,567	John Deere Owner Trust 2020-B, Class A2, 0.410%, 3/15/2023	1,290,638
1,750,000	Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,780,916
4,521,987	Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	4,532,211
7,590,070	MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	7,629,045
18,484,327	MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	18,526,256
3,679,000	Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,773,041
2,500,000	Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,539,977
3,000,000	Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,043,611
4,770,000	Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,894,836
4,200,000	Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,325,138
1,464,000	Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,503,790
13,488,548	Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	13,521,712
	TOTAL	410,689,812
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Financial Institution - Banking— 0.3%
$ 10,000,000		JPMorgan Chase Bank, NA - CACLN 2021-2, Class B, 0.889%, 12/26/2028	$10,026,655
8,150,000		JPMorgan Chase Bank, NA - CACLN 2021-2, Class C, 0.969%, 12/26/2028	8,172,931
7,250,000		JPMorgan Chase Bank, NA - CACLN 2021-2, Class D, 1.138%, 12/26/2028	7,274,745
4,000,000		JPMorgan Chase Bank, NA - CACLN 2021-2, Class E, 2.280%, 12/26/2028	4,015,983
		TOTAL	29,490,314
		Home Equity Loan— 0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.826% (1-month USLIBOR +0.740%), 8/25/2034	25,979
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	25,979
		Manufactured Housing— 0.0%
4,102		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	4,118
		Other— 8.8%
1,891,743		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	1,907,274
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,762,513
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,564,800
3,277,754	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 0.453% (1-month USLIBOR +0.370%), 8/15/2030	3,288,048
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,631,833
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,154,396
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,088,705
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,358,298
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,895,234
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,123,974
8,036,034		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/16/2032	8,087,907
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,862,653
4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/16/2032	4,956,247
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,393,019
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,303,276
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	2,001,241
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,550,672
22,250,000		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	22,275,541
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	18,912,058
1,772,182		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	1,782,139
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 3,718,608		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	$3,763,501
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,057,606
3,371,596		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	3,416,248
3,251,314		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	3,292,528
38,000,000		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	38,009,895
2,898,170	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.766% (1-month USLIBOR +0.680%), 10/25/2035	2,918,051
7,809,726	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.133% (1-month USLIBOR +1.050%), 12/15/2059	7,909,236
814,797	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.433% (1-month USLIBOR +0.350%), 11/15/2068	819,023
3,171,447	[1]	Navient Student Loan Trust 2020-CA, Class A1, 0.833% (1-month USLIBOR +0.750%), 11/15/2068	3,189,321
16,767,227		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	16,926,398
14,417,758		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	14,563,351
27,735,628		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	27,844,091
71,366,063		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	71,585,207
53,772,724		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	54,147,563
53,750,000		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	53,962,780
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.036% (1-month USLIBOR +0.950%), 7/25/2025	9,860,565
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.436% (1-month USLIBOR +1.350%), 7/25/2025	5,547,709
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 2.986% (1-month USLIBOR +2.900%), 7/25/2025	3,288,795
11,200,000	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 0.828% (1-month USLIBOR +0.740%), 4/20/2062	11,255,993
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.633% (1-month USLIBOR +0.550%), 4/15/2024	11,078,707
10,750,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	10,907,353
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,046,236
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	10,116,595
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	19,539,008
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	4,057,216
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,925,220
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,576,458
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,983,011
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	35,485,802
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,908,791
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	38,044,091
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,495,005
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 3,500,485		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	$3,635,212
5,138,970		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	5,182,293
146,597	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.686% (1-month USLIBOR +0.600%), 11/25/2027	146,944
720,071	[1]	SMB Private Education Loan Tru 2020-A, Class A1, 0.383% (1-month USLIBOR +0.300%), 3/15/2027	723,667
15,025,000	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 0.683% (1-month USLIBOR +0.600%), 3/17/2053	15,116,531
406,266	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.036% (1-month USLIBOR +0.950%), 1/25/2039	408,984
353,754	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 0.936% (1-month USLIBOR +0.850%), 7/25/2039	355,723
952,042	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.786% (1-month USLIBOR +0.700%), 3/26/2040	957,531
689,670	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.686% (1-month USLIBOR +0.600%), 7/25/2040	693,448
443,283	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.586% (1-month USLIBOR +0.500%), 11/26/2040	445,530
696,729	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.436% (1-month USLIBOR +0.350%), 2/25/2042	699,492
1,374,046		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	1,382,803
155,506		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	156,521
429,741		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	432,641
1,452,881		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	1,466,099
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	5,081,632
24,250,000		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	24,291,220
3,327,918	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.836% (1-month USLIBOR +0.750%), 9/25/2056	3,331,591
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,090,110
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,599,142
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,664,930
7,591,343		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	7,701,139
2,898,513	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.537% (1-month USLIBOR +0.450%), 12/20/2023	2,918,182
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,597,456
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	18,063,169
27,000,000	[1]	Verizon Owner Trust 2020-A, Class A1B, 0.357% (1-month USLIBOR +0.270%), 7/22/2024	27,155,693
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	10,236,708
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	17,156,038
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	27,105,408
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	$9,041,748
		TOTAL	817,258,767
		Rate Reduction Bond— 0.0%
280,404		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	281,078
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,936,244,138)	3,957,774,029
		CORPORATE BONDS— 34.0%
		Basic Industry - Metals & Mining— 0.1%
9,700,000		Newmont Mining Corp., Sr. Unsecd. Note, 3.500%, 3/15/2022	9,758,760
		Capital Goods - Aerospace & Defense— 1.1%
5,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	5,011,363
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	17,479,027
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,283,585
19,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	19,834,546
14,500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	15,005,760
37,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	37,002,189
		TOTAL	99,616,470
		Capital Goods - Construction Machinery— 0.5%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,826,084
20,000,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.170% (Secured Overnight Financing Rate +0.120%), 7/10/2023	20,039,569
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,873,993
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,390,043
		TOTAL	43,129,689
		Capital Goods - Diversified Manufacturing— 0.5%
2,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,000,518
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,048,815
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,546,192
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 0.594% (3-month USLIBOR +0.450%), 4/5/2023	8,235,878
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,837,058
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,473,753
20,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	21,194,409
		TOTAL	46,336,623
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Cable & Satellite— 0.4%
$ 35,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.756% (3-month USLIBOR +0.630%), 4/15/2024	$36,296,515
		Communications - Media & Entertainment— 0.0%
2,610,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,637,651
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	555,000
		TOTAL	3,192,651
		Communications - Telecom Wireless— 0.6%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	19,497,132
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.116% (3-month USLIBOR +0.990%), 1/16/2024	31,345,079
		TOTAL	50,842,211
		Communications - Telecom Wirelines— 0.3%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.840%, 3/20/2026	25,447,290
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.118% (3-month USLIBOR +1.000%), 3/16/2022	4,188,622
		TOTAL	29,635,912
		Consumer Cyclical - Automotive— 2.7%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.399% (3-month USLIBOR +0.280%), 1/12/2024	10,033,286
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.405% (3-month USLIBOR +0.290%), 12/10/2021	7,004,845
13,635,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	13,634,003
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	5,040,758
14,285,000	[3]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	14,315,122
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,109,036
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.402% (3-month USLIBOR +1.270%), 3/28/2022	3,572,774
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,829,092
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.810% (Secured Overnight Financing Rate +0.760%), 3/8/2024	10,099,010
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.682% (3-month USLIBOR +1.550%), 1/14/2022	9,123,912
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,701,920
12,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	11,961,546
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	15,112,472
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	9,092,996
4,850,000		Metalsa Sa De Cv, 144A, 4.900%, 4/24/2023	5,070,602
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.754% (3-month USLIBOR +0.640%), 3/8/2024	20,057,626
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.822% (3-month USLIBOR +0.690%), 9/28/2022	$4,009,146
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.018% (3-month USLIBOR +0.890%), 1/13/2022	10,017,030
9,810,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	10,475,903
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.509% (3-month USLIBOR +0.390%), 1/11/2023	5,009,567
10,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.370%, 4/6/2023	10,025,190
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.380% (Secured Overnight Financing Rate +0.330%), 1/11/2024	10,040,740
5,000,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.809% (3-month USLIBOR +0.690%), 1/11/2022	5,009,745
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	30,093,488
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,704,928
		TOTAL	251,144,737
		Consumer Cyclical - Retailers— 0.2%
18,700,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 0.429% (3-month USLIBOR +0.310%), 3/1/2022	18,723,163
		Consumer Cyclical - Services— 0.5%
14,950,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.250%, 5/12/2023	14,980,573
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	10,025,589
17,000,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	18,044,650
		TOTAL	43,050,812
		Consumer Non-Cyclical - Food/Beverage— 1.3%
32,655,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	32,629,337
19,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	19,094,982
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.143% (3-month USLIBOR +1.010%), 10/17/2023	7,072,775
3,315,000	[3]	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,325,465
16,755,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	16,712,412
6,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	6,905,865
5,028,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	5,315,116
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,113,421
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,626,178
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,683,125
		TOTAL	121,478,676
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Health Care— 0.8%
$ 10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.147% (3-month USLIBOR +1.030%), 6/6/2022	$10,567,053
12,495,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,736,108
15,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	15,014,455
27,235,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	27,241,594
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	8,145,528
		TOTAL	73,704,738
		Consumer Non-Cyclical - Pharmaceuticals— 1.2%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 0.780% (3-month USLIBOR +0.650%), 11/21/2022	13,724,564
4,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,603,527
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.735% (3-month USLIBOR +0.620%), 6/10/2022	6,524,726
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.126% (3-month USLIBOR +1.010%), 12/15/2023	9,224,418
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,331,269
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.504% (3-month USLIBOR +0.380%), 5/16/2022	501,431
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,901,843
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,475,788
7,000,000	[1]	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.651% (3-month USLIBOR +0.520%), 9/29/2023	7,004,223
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,909,823
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	5,019,340
12,085,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	12,126,642
23,338,000		Teva Pharmaceutical Finance Co. BV, Sr. Unsecd. Note, Series 2, 3.650%, 11/10/2021	23,436,020
9,500,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	10,698,181
		TOTAL	109,481,795
		Consumer Non-Cyclical - Products— 0.3%
22,955,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	22,644,210
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,554,764
		TOTAL	29,198,974
		Consumer Non-Cyclical - Tobacco— 0.1%
10,000,000	[1]	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 1.004% (3-month USLIBOR +0.880%), 8/15/2022	10,057,048
		Energy - Independent— 0.1%
13,365,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	13,354,519
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Integrated— 0.9%
$ 4,931,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	$5,751,281
10,000,000	[1]	Chevron Corp., Unsecd. Note, 0.654% (3-month USLIBOR +0.530%), 11/15/2021	10,006,734
15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.327% (3-month USLIBOR +0.200%), 8/11/2023	15,056,594
14,155,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,372,145
5,329,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.375%, 3/13/2022	5,419,007
15,200,000	[1]	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.764% (3-month USLIBOR +3.650%), 3/11/2022	15,306,400
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	18,087,311
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,427,931
		TOTAL	86,427,403
		Energy - Midstream— 0.1%
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	10,914,610
		Energy - Refining— 0.7%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,934,068
9,750,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 12/15/2023	10,542,611
35,000,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.744% (3-month USLIBOR +0.620%), 2/15/2024	35,019,902
10,000,000		Phillips 66, Sr. Unsecd. Note, 3.700%, 4/6/2023	10,477,647
2,500,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,528,661
		TOTAL	67,502,889
		Financial Institution - Banking— 12.7%
10,000,000	[1]	American Express Co., 0.774% (3-month USLIBOR +0.650%), 2/27/2023	10,075,566
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,855,436
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	439,147
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.620% (3-month USLIBOR +0.490%), 11/21/2022	13,573,140
36,000,000	[1]	Banco Santander, S.A., 1.679% (3-month USLIBOR +1.560%), 4/11/2022	36,286,105
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 1.020%, 7/22/2027	15,292,326
25,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.125% (3-month USLIBOR +1.000%), 4/24/2023	25,138,044
6,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.529%, 5/28/2024	6,521,385
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.780% (Secured Overnight Financing Rate +0.730%), 10/24/2024	5,047,905
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.314% (3-month USLIBOR +1.180%), 10/21/2022	7,004,146
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 50,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.400% (Secured Overnight Financing Rate +0.350%), 12/8/2023	$50,198,414
10,000,000	[1,3]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.670% (Secured Overnight Financing Rate +0.620%), 9/15/2026	10,045,481
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,099,863
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,013,278
10,000,000		Bank of New York Mellon Corp., Series MTN, 0.310%, 4/26/2024	10,034,511
25,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	24,981,769
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.178% (3-month USLIBOR +1.050%), 10/30/2023	5,052,560
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.600% (Secured Overnight Financing Rate +0.550%), 9/15/2023	15,108,633
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.660% (Secured Overnight Financing Rate +0.610%), 9/15/2026	20,075,113
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,215,360
25,985,000		Barclays Bank PLC, Sub. Note, 7.625%, 11/21/2022	27,861,487
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,296,047
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.504% (3-month USLIBOR +1.380%), 5/16/2024	15,262,409
16,357,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.554% (3-month USLIBOR +1.430%), 2/15/2023	16,434,201
20,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	21,933,821
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.450% (Secured Overnight Financing Rate +0.400%), 12/14/2023	10,030,729
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.850% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,970,467
5,000,000	[3]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,042,937
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.278% (3-month USLIBOR +1.150%), 1/30/2023	7,715,486
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.719% (Secured Overnight Financing Rate +0.669%), 5/1/2025	10,095,841
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.820% (Secured Overnight Financing Rate +0.770%), 6/9/2027	15,071,880
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.920% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,850,392
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.075% (3-month USLIBOR +0.950%), 7/24/2023	5,031,836
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.184% (3-month USLIBOR +1.070%), 12/8/2021	5,005,262
3,465,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	3,470,355
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 0.844% (3-month USLIBOR +0.720%), 2/14/2022	2,004,073
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	$3,923,215
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.081% (3-month USLIBOR +0.950%), 3/29/2023	10,112,873
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450% (Secured Overnight Financing Rate +0.400%), 7/7/2025	26,028,980
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.440% (Secured Overnight Financing Rate +0.390%), 2/2/2024	12,026,799
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.500% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,200,522
25,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 0.430% (Secured Overnight Financing Rate +0.380%), 8/9/2023	25,086,529
19,150,000		FNB Corp., (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,439,637
10,000,000		Goldman Sachs Group, Inc., 4.000%, 3/3/2024	10,775,923
10,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.480%, 3/8/2023	10,008,924
13,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.881% (3-month USLIBOR +0.750%), 2/23/2023	13,106,462
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,819,917
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.590% (Secured Overnight Financing Rate +0.540%), 11/17/2023	15,052,180
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.840% (Secured Overnight Financing Rate +0.790%), 12/9/2026	10,038,797
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.124% (3-month USLIBOR +1.000%), 5/18/2024	5,061,442
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,871,436
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,833,677
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,176,822
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.545%, 6/1/2025	8,046,025
2,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	2,460,332
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.630% (Secured Overnight Financing Rate +0.580%), 3/16/2024	10,038,505
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.815% (Secured Overnight Financing Rate +0.765%), 9/22/2027	12,604,000
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.867% (3-month USLIBOR +0.730%), 4/23/2024	6,055,156
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.355% (3-month USLIBOR +1.230%), 10/24/2023	5,065,096
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,084,747
7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	7,428,275
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.734% (3-month USLIBOR +0.610%), 5/18/2022	7,027,388
25,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Note, 2.623%, 7/18/2022	25,463,712
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	$9,042,252
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.750% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,307,701
11,970,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.791%, 1/22/2025	11,971,885
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,791,959
20,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	20,018,537
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,641,806
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,248,239
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.760% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,400,000
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	6,908,401
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.524% (3-month USLIBOR +0.410%), 12/13/2022	30,160,546
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 0.540% (Secured Overnight Financing Rate +0.490%), 8/6/2024	16,074,250
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	23,000,550
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.580% (Secured Overnight Financing Rate +0.530%), 8/12/2024	2,011,687
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.810% (Secured Overnight Financing Rate +0.760%), 9/29/2026	9,027,089
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.628% (3-month USLIBOR +0.500%), 7/27/2022	6,691,086
20,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.410% (Secured Overnight Financing Rate +0.360%), 7/29/2024	20,054,064
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.797% (3-month USLIBOR +0.660%), 10/5/2023	5,058,952
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.350% (Secured Overnight Financing Rate +0.300%), 1/19/2024	10,030,482
25,000,000	[1,3]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.450% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,076,978
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.493% (3-month USLIBOR +0.360%), 1/17/2023	5,022,949
12,750,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	12,714,493
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,624,717
1,825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	1,819,625
15,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.290% (Secured Overnight Financing Rate +0.240%), 1/6/2023	15,034,354
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	5,002,122
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.780% (Secured Overnight Financing Rate +0.730%), 3/9/2023	$6,047,640
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.450% (Secured Overnight Financing Rate +0.400%), 6/9/2025	47,186,252
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,087,243
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.516% (3-month USLIBOR +0.400%), 12/9/2022	10,053,733
38,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 0.265% (3-month BSBY +0.170%), 6/2/2023	38,038,380
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.410% (Secured Overnight Financing Rate +0.360%), 2/9/2024	35,137,164
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.500% (Secured Overnight Financing Rate +0.450%), 8/9/2024	10,078,337
6,866,000		UBS AG Stamford, CT, Sub., 7.625%, 8/17/2022	7,275,826
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.689% (3-month USLIBOR +0.570%), 1/11/2023	30,518,761
		TOTAL	1,179,130,836
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.555% (3-month USLIBOR +0.430%), 11/1/2021	10,001,750
		Financial Institution - Finance Companies— 0.6%
2,120,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,130,069
3,430,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,706,784
11,000,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.466% (3-month USLIBOR +0.350%), 12/15/2022	11,023,741
34,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	34,763,734
		TOTAL	51,624,328
		Financial Institution - Insurance - Health— 0.4%
25,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	25,031,069
11,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	11,014,937
		TOTAL	36,046,006
		Financial Institution - Insurance - Life— 1.6%
5,090,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	5,078,917
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	15,000,955
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,876,172
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	6,330,650
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,532,326
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 10,000,000	[1,3]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.350% (Secured Overnight Financing Rate +0.300%), 9/27/2024	$10,012,967
12,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.370% (Secured Overnight Financing Rate +0.320%), 1/7/2024	12,045,172
5,555,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,610,213
4,765,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,826,590
4,375,000	[3]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	4,368,862
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.620% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,040,095
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,960,922
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.270% (Secured Overnight Financing Rate +0.220%), 2/2/2023	5,010,255
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.410% (Secured Overnight Financing Rate +0.360%), 10/21/2023	5,026,938
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	16,033,760
9,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.430% (Secured Overnight Financing Rate +0.380%), 8/23/2024	9,037,786
22,815,000	[3]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	22,791,995
8,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500% (Secured Overnight Financing Rate +0.450%), 4/12/2024	8,033,882
		TOTAL	152,618,457
		Technology— 1.1%
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.625% (3-month USLIBOR +0.500%), 2/9/2022	1,035,021
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,113,397
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,624,769
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	10,315,751
5,835,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	6,314,579
10,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	10,598,374
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,861,341
16,360,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	16,859,471
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 0.858% (3-month USLIBOR +0.730%), 1/30/2023	5,047,410
8,015,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	8,031,476
14,750,000		VMware, Inc., Sr. Unsecd. Note, 0.600%, 8/15/2023	14,773,128
		TOTAL	99,574,717
		Transportation - Airlines— 0.2%
15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	16,531,344
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation - Services— 0.0%
$ 3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	$3,410,033
		Utility - Electric— 3.8%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,527,054
12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.605% (3-month USLIBOR +0.480%), 11/1/2023	12,067,955
31,575,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	31,579,943
30,330,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.619% (3-month USLIBOR +0.500%), 3/2/2023	30,335,048
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.700%, 5/13/2024	9,394,988
20,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2023	20,516,544
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.646% (3-month USLIBOR +0.530%), 9/15/2023	16,897,284
13,540,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.304% (3-month USLIBOR +0.180%), 2/18/2022	13,540,345
7,660,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	7,638,433
6,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	6,832,420
47,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 0.300% (Secured Overnight Financing Rate +0.250%), 8/15/2023	47,005,020
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.350% (Secured Overnight Financing Rate +0.300%), 6/28/2024	15,313,994
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	17,006,912
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.400% (3-month USLIBOR +0.270%), 2/22/2023	20,017,108
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.590% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,609,092
19,160,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	19,162,024
14,970,000	[1]	PPL Electric Utilities Corp., 0.380% (Secured Overnight Financing Rate +0.330%), 6/24/2024	14,984,371
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.382% (3-month USLIBOR +0.250%), 9/28/2023	17,855,771
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,092,077
10,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	9,982,768
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	10,001,118
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,329,700
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,586,773
		TOTAL	352,276,742
		Utility - Natural Gas— 1.0%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 0.496% (3-month USLIBOR +0.380%), 3/9/2023	18,952,716
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas— continued
$ 8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 0.450% (Secured Overnight Financing Rate +0.400%), 2/17/2023	$8,963,360
25,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	26,487,227
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,722,183
24,875,000	[1]	ONE Gas, Inc., Sr. Unsecd. Note, 0.724% (3-month USLIBOR +0.610%), 3/11/2023	24,877,196
4,565,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	4,564,267
		TOTAL	89,566,949
		Utility - Natural Gas Distributor— 0.1%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.465% (3-month USLIBOR +0.350%), 9/14/2023	9,578,555
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,002,901
		TOTAL	10,581,456
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,138,671,262)	3,155,210,813
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 7.6%
		Federal Home Loan Mortgage Corporation— 5.8%
1,886,934		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 0.636% (1-month USLIBOR +0.550%), 12/15/2033	1,894,938
1,165,333		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.483% (1-month USLIBOR +0.400%), 6/15/2034	1,170,686
180,348		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.383% (1-month USLIBOR +0.300%), 4/15/2035	181,050
827,260		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.603% (1-month USLIBOR +0.520%), 12/15/2035	841,220
202,919		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.543% (1-month USLIBOR +0.460%), 2/15/2034	205,624
829,675		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.493% (1-month USLIBOR +0.410%), 5/15/2036	835,322
333,948		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.475% (1-month USLIBOR +0.380%), 5/15/2036	336,185
169,869		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.568% (1-month USLIBOR +0.485%), 8/15/2035	172,312
63,370		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 0.483% (1-month USLIBOR +0.400%), 7/15/2036	63,861
279,084		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.383% (1-month USLIBOR +0.300%), 9/15/2036	280,308
276,180		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.483% (1-month USLIBOR +0.400%), 7/15/2036	278,327
81,326		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.483% (1-month USLIBOR +0.400%), 7/15/2036	82,104
68,828		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.533% (1-month USLIBOR +0.450%), 7/15/2037	69,357
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 1,317,521		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.683% (1-month USLIBOR +0.600%), 11/15/2037	$1,339,595
1,001,651		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.503% (1-month USLIBOR +0.420%), 11/15/2037	1,010,427
107,002		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.833% (1-month USLIBOR +0.750%), 7/15/2036	109,181
366,035		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 0.993% (1-month USLIBOR +0.910%), 7/15/2037	374,586
14,515,180		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.413% (1-month USLIBOR +0.330%), 4/15/2041	14,596,474
5,983,596		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 0.413% (1-month USLIBOR +0.330%), 4/15/2041	6,007,541
1,451,406		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 0.433% (1-month USLIBOR +0.350%), 8/15/2043	1,460,163
1,530,171		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 0.483% (1-month USLIBOR +0.400%), 8/15/2046	1,544,220
2,630,674		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.476% (1-month USLIBOR +0.350%), 7/15/2047	2,639,537
20,375,105		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 0.486% (1-month USLIBOR +0.400%), 7/25/2049	20,566,433
6,189,595		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 0.486% (1-month USLIBOR +0.400%), 9/25/2049	6,259,722
28,127,068		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.536% (1-month USLIBOR +0.450%), 10/25/2049	28,443,601
23,876,014		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 0.436% (1-month USLIBOR +0.350%), 7/25/2050	24,111,589
35,589,438		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.536% (1-month USLIBOR +0.450%), 7/25/2050	35,908,614
28,287,559		Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.350% (Secured Overnight Financing Rate +0.300%), 4/25/2041	28,338,171
9,088,816		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 0.300% (Secured Overnight Financing Rate +0.250%), 12/25/2050	9,097,177
25,000,000		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 0.230% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	25,000,000
11,687,038		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 0.552% (1-month USLIBOR +0.470%), 5/25/2030	11,757,950
3,419,739		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 0.432% (1-month USLIBOR +0.350%), 8/25/2030	3,430,303
27,074,270		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 0.412% (1-month USLIBOR +0.330%), 9/25/2030	27,132,038
26,000,000		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 0.412% (1-month USLIBOR +0.330%), 10/25/2030	26,060,187
27,606,087		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 0.362% (1-month USLIBOR +0.280%), 10/25/2027	27,630,593
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 35,058,051		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 0.382% (1-month USLIBOR +0.300%), 11/25/2030	$35,130,538
57,088,998		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.342% (1-month USLIBOR +0.260%), 11/25/2030	57,088,998
38,500,000		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 0.342% (1-month USLIBOR +0.260%), 12/25/2030	38,493,401
62,500,000		Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.300% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	62,453,163
30,000,000		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 0.350% (1-month USLIBOR +0.170%), 12/25/2030	30,000,000
		TOTAL	532,395,496
		Federal National Mortgage Association— 0.9%
101,681		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.087% (1-month USLIBOR +1.000%), 12/18/2032	104,147
337,552		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.386% (1-month USLIBOR +0.300%), 12/25/2036	339,092
246,043		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.516% (1-month USLIBOR +0.430%), 6/25/2036	248,868
1,224,107		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.486% (1-month USLIBOR +0.400%), 7/25/2036	1,233,974
262,404		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.436% (1-month USLIBOR +0.350%), 8/25/2036	263,938
777,408		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.436% (1-month USLIBOR +0.350%), 9/25/2036	782,459
647,585		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.306% (1-month USLIBOR +0.220%), 2/25/2046	640,135
4,170,412		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 0.316% (1-month USLIBOR +0.230%), 3/25/2037	4,177,260
424,978		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.546% (1-month USLIBOR +0.460%), 9/25/2037	429,615
235,443		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.536% (1-month USLIBOR +0.450%), 7/25/2037	237,867
114,466		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.086% (1-month USLIBOR +1.000%), 6/25/2037	117,578
6,977		Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.886% (1-month USLIBOR +0.800%), 5/25/2039	6,987
20,286		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.586% (1-month USLIBOR +0.500%), 8/25/2039	20,523
284,220		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.936% (1-month USLIBOR +0.850%), 4/25/2037	291,190
7,934,609		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 0.486% (1-month USLIBOR +0.400%), 10/25/2040	8,020,446
12,675,524		Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.436% (1-month USLIBOR +0.350%), 5/25/2046	12,750,533
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 2,584,908		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.436% (1-month USLIBOR +0.350%), 4/25/2047	$2,595,350
27,086,690		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 0.386% (1-month USLIBOR +0.300%), 12/25/2048	27,187,732
2,129,656		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 0.486% (1-month USLIBOR +0.400%), 7/25/2049	2,153,170
9,868,633		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.486% (1-month USLIBOR +0.400%), 7/25/2050	9,930,313
14,777,350		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.386% (1-month USLIBOR +0.300%), 10/25/2060	14,813,171
		TOTAL	86,344,348
		Government National Mortgage Association— 0.9%
7,143,710		Government National Mortgage Association REMIC, Series 2005-41, Class FC, 0.387% (1-month USLIBOR +0.300%), 5/20/2035	7,212,124
4,023,465		Government National Mortgage Association REMIC, Series 2005-84, Class FA, 0.287% (1-month USLIBOR +0.200%), 11/20/2035	4,025,920
3,296,013		Government National Mortgage Association REMIC, Series 2007-21, Class F, 0.384% (1-month USLIBOR +0.300%), 4/16/2037	3,312,024
5,099,978		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.439% (1-month USLIBOR +0.350%), 11/20/2062	5,102,434
2,165,375		Government National Mortgage Association REMIC, Series 2013-26, Class GF, 0.387% (1-month USLIBOR +0.300%), 2/20/2043	2,172,974
3,456,632		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.629% (1-month USLIBOR +0.540%), 7/20/2063	3,470,220
4,518,272		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.639% (1-month USLIBOR +0.550%), 7/20/2063	4,532,544
5,258,671		Government National Mortgage Association REMIC, Series 2015-111, Class HF, 0.387% (1-month USLIBOR +0.300%), 8/20/2045	5,266,077
4,872,878		Government National Mortgage Association REMIC, Series 2017-133, Class FB, 0.334% (1-month USLIBOR +0.250%), 9/16/2047	4,881,794
30,154,274		Government National Mortgage Association REMIC, Series 2018-115, Class DF, 0.451% (1-month USLIBOR +0.300%), 8/20/2048	30,263,647
14,817,919		Government National Mortgage Association REMIC, Series 2020-83, Class FA, 0.487% (1-month USLIBOR +0.400%), 6/20/2039	14,956,696
		TOTAL	85,196,454
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $703,347,455)	703,936,298
	[4]	COMMERCIAL PAPER— 1.8%
		Communications - Telecom Wirelines— 0.5%
50,825,000		AT&T, Inc., 0.401%, 12/15/2021	50,805,579
		Energy - Midstream— 0.5%
47,144,000		Energy Transfer LP, 0.350%, 10/1/2021	47,143,606
Annual Shareholder Report

Principal Amount or Shares			Value
	[4]	COMMERCIAL PAPER— continued
		Financial Institution - Banking— 0.8%
$ 40,000,000		HSBC USA, Inc., 0.431%, 1/3/2022	$39,974,456
9,250,000		NatWest Markets PLC, 0.371%, 1/7/2022	9,246,286
23,850,000		NatWest Markets PLC, 0.411%, 1/4/2022	23,840,842
		TOTAL	73,061,584
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $170,946,614)	171,010,769
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.6%
		Commercial Mortgage— 1.6%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.333% (1-month USLIBOR +1.250%), 7/15/2035	20,012,480
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.483% (1-month USLIBOR +1.400%), 11/15/2036	29,999,955
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.117% (1-month USLIBOR +1.030%), 12/19/2030	14,071,344
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.437% (1-month USLIBOR +1.350%), 12/19/2030	24,969,163
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	39,795,568
14,051,428	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.872% (1-month USLIBOR +0.790%), 4/10/2046	14,161,431
4,213,942	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.284% (1-month USLIBOR +1.200%), 6/15/2045	4,217,521
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $145,462,524)	147,227,462
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 1.0%
		Non-Agency Mortgage— 1.0%
28,711,683		BRASS PLC, Class A1, 0.669%, 4/16/2069	28,711,511
141,812	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.183% (1-month USLIBOR +1.100%), 11/20/2035	81,843
12,454,903	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.579% (3-month USLIBOR +0.450%), 8/25/2060	12,470,547
92,451	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.006% (1-month USLIBOR +0.920%), 11/25/2034	90,108
139,125	[1]	Impac CMB Trust 2004-9, Class 1A2, 0.966% (1-month USLIBOR +0.880%), 1/25/2035	136,525
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,287,287
229,369	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.783% (1-month USLIBOR +0.700%), 11/15/2031	223,836
22,500,000	[1]	Permanent Master Issuer PLC 2019-1A, Class 1A1, 0.676% (3-month USLIBOR +0.550%), 7/15/2058	22,502,543
646,351		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	645,289
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.524% (3-month USLIBOR +0.390%), 1/21/2070	14,015,064
Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES— continued
		Non-Agency Mortgage— continued
$ 266,715	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.162% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	$264,252
468,001	[1]	Washington Mutual 2006-AR15, Class 1A, 0.932% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	448,968
253,917	[1]	Washington Mutual 2006-AR17, Class 1A, 0.919% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	240,453
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $89,067,613)	89,118,226
		CERTIFICATES OF DEPOSIT— 0.3%
		Financial Institution - Banking— 0.3%
20,000,000		National Bank of Kuwait, 0.420%, 2/18/2022	20,011,918
9,250,000		National Bank of Kuwait, 0.450%, 2/3/2022	9,256,056
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $29,250,000)	29,267,974
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
57,560		FNMA ARM, 1.499%, 5/1/2040	58,784
542,160		FNMA ARM, 1.556%, 8/1/2033	548,538
502,302		FNMA ARM, 2.445%, 7/1/2034	520,902
37,786		FNMA ARM, 2.618%, 4/1/2030	38,828
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,154,713)	1,167,052
		MORTGAGE-BACKED SECURITY— 0.0%
		Federal National Mortgage Association— 0.0%
344,978		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $364,707)	411,285
		INVESTMENT COMPANIES— 13.7%
29,519,595		Bank Loan Core Fund	285,749,679
4,995,005		Federated Hermes Conservative Microshort Fund	50,000,000
12,188,530		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	12,188,530
811,011,640		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	811,254,944
17,230,356		High Yield Bond Core Fund	109,929,673
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,262,744,808)	1,269,122,826
		TOTAL INVESTMENT IN SECURITIES—102.7% (IDENTIFIED COST $9,477,253,834)[6]	9,524,246,734
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[7]	(252,598,847)
		TOTAL NET ASSETS—100%	$9,271,647,887
Annual Shareholder Report

At September 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[8]United States Treasury Notes 2-Year Short Futures	1,000	$220,054,688	December 2021	$30,535
[8]United States Treasury Notes 5-Year Short Futures	1,300	$159,564,844	December 2021	$408,402
[8]United States Treasury Notes 10-Year Short Futures	1,100	$144,770,313	December 2021	$929,837
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,368,774
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
At September 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
4/21/2022	HSBC Bank USA	5,023,456	EUR	$6,104,147	$260,181
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$260,181
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Affiliates	Value as of 9/30/2020	Purchases at Cost	Proceeds from Sales
Federated Bank Loan Core Fund	$90,951,701	$190,193,380	$—
Federated Government Obligations Fund, Premier Shares*	$3,739,340	$62,427,681	$(53,978,491)
Federated Hermes Conservative Microshort Fund	$—	$50,000,000	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$240,928,252	$4,791,259,791	$(4,220,807,900)
High Yield Bond Portfolio	$82,315,704	$23,192,157	$—
TOTAL OF AFFILIATED TRANSACTIONS	$417,934,997	$5,117,073,009	$(4,274,786,391)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2021	Shares Held as of 9/30/2021	Dividend Income
$4,604,598	$—	$285,749,679	29,519,595	$7,943,380
N/A	N/A	$12,188,530	12,188,530	$847
$—	$—	$50,000,000	4,995,005	$—
$(95,050)	$(30,149)	$811,254,944	811,011,640	$348,366
$4,421,812	$—	$109,929,673	17,230,356	$5,701,362
$8,931,360	$(30,149)	$1,269,122,826	874,945,126	$13,993,955

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $9,477,275,782.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$3,957,774,029	$0	$3,957,774,029
Corporate Bonds	—	3,155,210,813	—	3,155,210,813
Collateralized Mortgage Obligations	—	703,936,298	—	703,936,298
Commercial Paper	—	171,010,769	—	171,010,769
Commercial Mortgage-Backed Securities	—	147,227,462	—	147,227,462
Non-Agency Mortgage-Backed Securities	—	89,118,226	—	89,118,226
Certificates Of Deposit	—	29,267,974	—	29,267,974
Adjustable Rate Mortgages	—	1,167,052	—	1,167,052
Mortgage-Backed Security	—	411,285	—	411,285
Investment Companies	1,269,122,826	—	—	1,269,122,826
TOTAL SECURITIES	$1,269,122,826	$8,255,123,908	$0	$9,524,246,734
Other Financial Instruments:
Assets
Futures Contracts	$1,368,774	$—	$—	$1,368,774
Foreign Exchange Contracts	—	260,181	—	260,181
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,368,774	$260,181	$—	$1,628,955

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.19	$9.16	$9.10	$9.12	$9.12
Income From Investment Operations:
Net investment income (loss)	0.06	0.15[1]	0.19	0.15	0.09
Net realized and unrealized gain (loss)	0.04	0.03	0.06	(0.02)	0.00[2]
Total From Investment Operations	0.10	0.18	0.25	0.13	0.09
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.19)	(0.15)	(0.09)
Net Asset Value, End of Period	$9.22	$9.19	$9.16	$9.10	$9.12
Total Return[3]	1.07%	2.03%	2.79%	1.39%	1.04%
Ratios to Average Net Assets:
Net expenses[4]	0.51%	0.56%	0.91%	0.91%	0.92%
Net investment income	0.69%	1.65%	2.10%	1.60%	1.02%
Expense waiver/reimbursement[5]	0.10%	0.09%	0.09%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,604,459	$664,369	$318,992	$281,543	$269,004
Portfolio turnover	26%	47%	36%	32%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.19	$9.15	$9.09	$9.12	$9.11
Income From Investment Operations:
Net investment income (loss)	0.08	0.17[1]	0.24	0.20	0.14
Net realized and unrealized gain (loss)	0.03	0.04	0.06	(0.03)	0.01
Total From Investment Operations	0.11	0.21	0.30	0.17	0.15
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.24)	(0.20)	(0.14)
Net Asset Value, End of Period	$9.22	$9.19	$9.15	$9.09	$9.12
Total Return[2]	1.22%	2.36%	3.36%	1.83%	1.70%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.37%	0.37%
Net investment income	0.85%	1.91%	2.65%	2.17%	1.58%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.08%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,845,790	$3,669,765	$3,248,715	$3,237,960	$2,629,099
Portfolio turnover	26%	47%	36%	32%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.19	$9.15	$9.10	$9.12	$9.11
Income From Investment Operations:
Net investment income (loss)	0.06	0.16[1]	0.21	0.16	0.10
Net realized and unrealized gain (loss)	0.04	0.04	0.04	(0.03)	0.01
Total From Investment Operations	0.10	0.20	0.25	0.13	0.11
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.20)	(0.15)	(0.10)
Net Asset Value, End of Period	$9.22	$9.19	$9.15	$9.10	$9.12
Total Return[2]	1.12%	2.20%	2.78%	1.49%	1.25%
Ratios to Average Net Assets:
Net expenses[3]	0.46%	0.56%	0.81%	0.82%	0.82%
Net investment income	0.76%	1.80%	2.20%	1.72%	1.09%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.13%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,322	$17,458	$74,205	$53,156	$33,431
Portfolio turnover	26%	47%	36%	32%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,		Period Ended 9/30/2019[1]
	2021	2020
Net Asset Value, Beginning of Period	$9.19	$9.15	$9.12
Income From Investment Operations:
Net investment income (loss)	0.08	0.16[2]	0.08
Net realized and unrealized gain (loss)	0.03	0.05	0.03
Total From Investment Operations	0.11	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.08)	(0.17)	(0.08)
Net Asset Value, End of Period	$9.22	$9.19	$9.15
Total Return[3]	1.23%	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%	0.35%	0.35%[5]
Net investment income	0.85%	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.05%	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$805,078	$313,440	$30,911
Portfolio turnover	26%	47%	36%[7]

1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2021

Assets:
Investment in securities, at value including $11,898,879 of securities loaned and $1,269,122,826 of investment in affiliated holdings* (identified cost $9,477,253,834)	$9,524,246,734
Cash	10,537
Due from broker (Note 2)	2,792,500
Income receivable	11,188,670
Income receivable from affiliated holdings	1,512,042
Receivable for shares sold	35,499,651
Unrealized appreciation on foreign exchange contracts	260,181
Total Assets	9,575,510,315
Liabilities:
Payable for investments purchased	51,728,863
Payable for shares redeemed	237,149,633
Payable for variation margin on futures contracts	275,430
Payable for collateral due to broker for securities lending (Note 2)	12,188,530
Income distribution payable	1,209,885
Payable for investment adviser fee (Note 5)	59,662
Payable for administrative fee (Note 5)	20,273
Payable for other service fees (Notes 2 and 5)	183,144
Accrued expenses (Note 5)	1,047,008
Total Liabilities	303,862,428
Net assets for 1,005,483,197 shares outstanding	$9,271,647,887
Net Assets Consist of:
Paid-in capital	$9,259,215,006
Total distributable earnings (loss)	12,432,881
Total Net Assets	$9,271,647,887
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,604,458,591 ÷ 173,927,119 ) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.22
Institutional Shares:
Net asset value per share ($6,845,789,663 ÷ 742,458,046 ) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.22
Service Shares:
Net asset value per share ($16,321,835 ÷ 1,769,549 ) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.22
Class R6 Shares:
Net asset value per share ($805,077,798 ÷ 87,328,483 ) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.22

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2021

Investment Income:
Interest	$73,268,468
Dividends (including $13,993,108 received from affiliated holdings*)	14,006,083
Net income on securities loaned (includes $847 received from affiliated holdings related to cash collateral balances*) (Note 2)	45,921
TOTAL INCOME	87,320,472
Expenses:
Investment adviser fee (Note 5)	21,637,144
Administrative fee (Note 5)	5,643,177
Custodian fees	217,843
Transfer agent fees (Note 2)	3,091,036
Directors’/Trustees’ fees (Note 5)	30,329
Auditing fees	30,630
Legal fees	10,709
Portfolio accounting fees	239,774
Other service fees (Notes 2 and 5)	1,748,190
Share registration costs	973,152
Printing and postage	79,670
Miscellaneous (Note 5)	42,472
TOTAL EXPENSES	33,744,126
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(3,805,840)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,914,519)
TOTAL WAIVER AND REIMBURSEMENTS	(5,720,359)
Net expenses	28,023,767
Net investment income	59,296,705
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(30,149) on sales of investments in affiliated holdings*)	$1,119,170
Net realized gain on foreign currency transactions	301,712
Net realized gain on futures contracts	330,506
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $8,931,360 on investments in affiliated holdings*)	15,672,872
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(1,398)
Net change in unrealized appreciation of foreign exchange contracts	260,181
Net change in unrealized depreciation of futures contracts	1,390,671
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts and futures contracts	19,073,714
Change in net assets resulting from operations	$78,370,419

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,296,705	$76,437,379
Net realized gain (loss)	1,751,388	(17,311,998)
Net change in unrealized appreciation/depreciation	17,322,326	15,580,632
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	78,370,419	74,706,013
Distributions to Shareholders:
Class A Shares	(8,051,351)	(7,268,289)
Institutional Shares	(48,074,615)	(64,331,409)
Service Shares	(150,422)	(409,824)
Class R6 Shares	(3,823,635)	(4,195,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,100,023)	(76,205,108)
Share Transactions:
Proceeds from sale of shares	10,538,613,489	4,778,155,479
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Ultrashort Bond Fund	—	200,895,219
Net asset value of shares issued to shareholders in payment of distributions declared	44,642,606	56,330,464
Cost of shares redeemed	(5,994,911,288)	(4,041,671,741)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,588,344,807	993,709,421
Change in net assets	4,606,615,203	992,210,326
Net Assets:
Beginning of period	4,665,032,684	3,672,822,358
End of period	$9,271,647,887	$4,665,032,684
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2021
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
On November 15, 2019, the Fund acquired all of the net assets of PNC Ultrashort Bond Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.092 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.090 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
21,955,762	$200,895,219	$787,988	$3,800,175,612	$4,001,070,831

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on October 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results (unaudited) of operations for the year ended September 30, 2020, were as follows:
Net investment income	$77,094,736
Net realized and unrealized loss on investments	(1,656,359)
Net increase in net assets resulting from operations	$75,438,377
Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain
Annual Shareholder Report

investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $5,720,359 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Transfer Agent Fees
For the year ended September 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$729,146	$(526,670)
Institutional Shares	2,322,557	(1,381,114)
Service Shares	10,180	(6,735)
Class R6 Shares	29,153	—
TOTAL	$3,091,036	$(1,914,519)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Effective December 1, 2019, the Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively. The Fund’s Class A Shares and Service Shares will not incur or pay such other service fees to exceed 0.15% and 0.10%, respectively, until such time as subsequently approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,729,022
Service Shares	19,168
TOTAL	$1,748,190
For the year ended September 30, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $229,575,932. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $9,786 and $93,830, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of
Annual Shareholder Report

investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of September 30, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$11,898,879	$12,188,530
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(1,368,774)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	260,181		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$260,181		$(1,368,774)

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$330,506

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$1,390,671	$—	$1,390,671
Foreign exchange contracts	—	260,181	260,181
TOTAL	$1,390,671	$260,181	$1,650,852
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2021		Year Ended 9/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	201,827,152	$1,861,651,488	82,800,748	$757,984,671
Shares issued to shareholders in payment of distributions declared	858,231	7,915,352	769,169	7,010,276
Shares redeemed	(101,040,251)	(932,117,246)	(46,121,127)	(420,117,439)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	101,645,132	$937,449,594	37,448,790	$344,877,508
	Year Ended 9/30/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	855,553,995	$7,886,479,001	378,173,546	$3,453,051,914
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	21,955,762	200,895,219
Shares issued to shareholders in payment of distributions declared	3,627,678	33,444,917	4,979,064	45,385,765
Shares redeemed	(516,136,185)	(4,758,535,990)	(360,580,851)	(3,275,167,305)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	343,045,488	$3,161,387,928	44,527,521	$424,165,593
	Year Ended 9/30/2021		Year Ended 9/30/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,114,981	$19,500,270	1,605,360	$14,677,396
Shares issued to shareholders in payment of distributions declared	15,877	146,377	43,504	396,754
Shares redeemed	(2,261,222)	(20,848,185)	(7,855,602)	(71,844,916)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(130,364)	$(1,201,538)	(6,206,738)	$(56,770,766)
	Year Ended 9/30/2021		Year Ended 9/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	83,611,976	$770,982,730	60,612,197	$552,441,498
Shares issued to shareholders in payment of distributions declared	340,174	3,135,960	388,994	3,537,669
Shares redeemed	(30,745,078)	(283,409,867)	(30,257,827)	(274,542,081)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	53,207,072	$490,708,823	30,743,364	$281,437,086
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	497,767,328	$4,588,344,807	106,512,937	$993,709,421
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$60,100,023	$76,205,108
As of September 30, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$311,429
Net unrealized appreciation	$47,229,735
Capital loss carryforwards	$(35,108,283)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market of futures contracts.
At September 30, 2021, the cost of investments for federal tax purposes was $9,477,275,782. The net unrealized appreciation of investments for federal tax purposes was $47,231,133. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,714,035 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,482,902. The amounts presented are inclusive of derivative contracts.
As of September 30, 2021, the Fund had a capital loss carryforward of $35,108,283 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$16,964,426	$18,143,857	$35,108,283
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended September 30, 2021, the Adviser voluntarily waived $3,354,813 of its fee and voluntarily reimbursed $1,914,519 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2021, the Adviser reimbursed $451,027.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended September 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. Prior to December 1, 2019, the Plan provided that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Effective December 1, 2019, the fee was eliminated.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2021, FSC did not retain sales charges from the sale of the Class A Shares. FSC also retained $522 of CDSC relating to redemptions of Class A Shares. Effective December 1, 2019, the maximum 2% sales charge imposed on Class A Shares was eliminated.
Annual Shareholder Report

Other Service Fees
For the year ended September 30, 2021, FSSC received $4,565 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the year ended September 30, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $4,836,816.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2021, were as follows:
Purchases	$4,564,799,499
Sales	$1,411,950,162
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan
Annual Shareholder Report

is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2021, the Fund had no outstanding loans. During the year ended September 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2021, there were no outstanding loans. During the year ended September 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of the Federated Hermes Total Return Series, Inc. and Shareholders of Federated Hermes Ultrashort Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Hermes Total Return Series, Inc., as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 22, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,003.00	$2.56
Institutional Shares	$1,000	$1,003.80	$1.81
Service Shares	$1,000	$1,003.30	$2.31
Class R6 Shares	$1,000	$1,003.90	$1.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.51	$2.59
Institutional Shares	$1,000	$1,023.26	$1.83
Service Shares	$1,000	$1,022.76	$2.33
Class R6 Shares	$1,000	$1,023.31	$1.78

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the
Annual Shareholder Report

Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
29291 (11/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $101,960

Fiscal year ended 2020 - $100,360

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,648 respectively. Fiscal year ended 2020- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $79,020

Fiscal year ended 2020 - $128,365

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 22, 2021